RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net expense from related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2020	2019	2020	2019
Transactions with Golar and affiliates:
Management and administrative services fees (a)	(2,151)	(2,311)	(4,109)	(4,747)
Ship management fees (b)	(1,316)	(1,115)	(2,632)	(2,230)
Interest expense on short-term loans (c)	(81)	—	(285)	—
Distributions with Golar, net (d)	5,349	(5,246)	638	(11,409)

(Payables)/receivables with related parties:

As of June 30, 2020 and December 31, 2019, balances with related parties consisted of the following:

(in thousands of $)	June 30, 2020	December 31, 2019
Balances due (to)/from Golar and affiliates (c)	(5,651)	2,845
Methane Princess lease security deposit (e)	1,941	2,253
Total	(3,710)	5,098